Contingencies and Commitments - Future Minimum Non-Cancelable Lease Payments (Detail) (Office Space [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Office Space [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	$ 66,488
2016	50,687
2017	42,728
2018	37,904
2019	31,184
Thereafter	36,534
Total	$ 265,525